Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Current income tax expense (benefit):
U.S. Federal, current	$ 149	$ (1,368)	$ 0
State and local, current	(356)	(435)	(155)
Total current income tax expense (benefit)	(207)	(1,803)	(155)
Deferred income tax expense (benefit):
U.S. Federal, deferred	0	0	0
State and local, deferred	0	0	0
Total deferred income tax expense (benefit)	0	0	0
Total income tax expense (benefit):
U.S. Federal, total	149	(1,368)	0
State and local, total	(356)	(435)	(155)
Total income tax expense (benefit)	$ (207)	$ (1,803)	$ (155)